SCHEDULE OF PROVISION FOR INCOME TAX (Details) - USD ($)	9 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	May 31, 2023	May 31, 2022
Income Tax Disclosure [Abstract]
Federal			$ 46,572
State
Total current			46,572
Federal
State
Total deferred
Total	$ 82,583	$ 40,456	$ 46,572